SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of expected amortization of the intangible assets

The expected amortization of the intangible assets, as of September 30, 2018, for each of the next four years is as follows:

For the year ended September 30,	Intangible assets
2019	$54,200
2020	29,400
2021	29,400
2022	3,500
Total	$116,500